Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	6 Months Ended
Jun. 30, 2021
Expenses by nature [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Staff costs	587	585
Other administration expenses	433	368
Depreciation, amortisation and impairment	321	271
	1,341	1,224
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.